Nature of Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Business and Organization

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”) and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, the Company repaid all amounts due under the Company’s prior credit agreements and terminated its prior interest rate swap agreement with the proceeds from the 2011 Transactions.

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”), and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, we repaid all amounts due under the Company’s prior credit agreements and terminated our prior interest rate swap agreement with the proceeds from the 2011 Transactions.

The following transaction-related costs were incurred as a result of the 2011 Transactions and are included in the accompanying consolidated statements of operations for the respective periods indicated.

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011
Accelerated vesting of equity compensation	$—	$35,285
Professional and other advisory fees	—	27,573
Expenses incurred in connection with the refinancing of existing debt	16,857	—
Transaction-related bonuses and severance	1,000	3,767

Total	$17,857	$66,625

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.